Note 8 - Long-term Incentive Plan (Details) - Stock Options (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Abstract]
Number of Options Granted (in Shares)	760,000	760,000	760,000
Weighted Average Exercise Price	$ 2.63	$ 2.63	$ 2.63
Weighted Average Fair Value at Grant Date	$ 1.09	$ 1.09	$ 109
Options Vested (in Shares)	400,000
Exercisable – December 31, 2013 (in Shares)	304,000